Subsequent Events (Details) - USD ($)			6 Months Ended	12 Months Ended
	Aug. 05, 2024	Jul. 04, 2024	Jun. 30, 2024	Dec. 31, 2023	Aug. 31, 2024	Aug. 06, 2024	Feb. 21, 2024	Dec. 31, 2022
Subsequent Events [Line Items]
Ordinary share issued			250,492	219,354				219,354
Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of vesting		100.00%
Subsequent Event [Member] | GIBF [Member]
Subsequent Events [Line Items]
Transferred holdings, percentage	49.00%
Subsequent Event [Member] | SPAC [Member]
Subsequent Events [Line Items]
Ordinary share issued				1
Subsequent Event [Member] | New Pubco [Member]
Subsequent Events [Line Items]
Ordinary share issued				1
Dividing by equity securities (in Dollars)				$ 62,500,000,000
Equity securities per share (in Dollars per share)				$ 10
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Restricted stock units		178,686
MORINGA ACQUISITION CORP [Member]
Subsequent Events [Line Items]
Exercised warrants			5,940,000
MORINGA ACQUISITION CORP [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Pre transaction equity (in Dollars)							$ 62,500,000
Pre transaction price per share (in Dollars per share)							$ 10
MORINGA ACQUISITION CORP [Member] | Tenth Promissory Note [Member]
Subsequent Events [Line Items]
Aggregate amount (in Dollars)			$ 62
MORINGA ACQUISITION CORP [Member] | Eighth Promissory Note [Member]
Subsequent Events [Line Items]
Aggregate amount (in Dollars)			$ 13
Series A-1 Preferred Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Exercised warrants					1,257
Series A-4 Preferred Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Exercised warrants					8,320
Forecast [Member] | MORINGA ACQUISITION CORP [Member]
Subsequent Events [Line Items]
Amount withdrawn from the trust account (in Dollars)						$ 4,800,000
Forecast [Member] | Class A ordinary shares subject to possible redemption [Member] | MORINGA ACQUISITION CORP [Member]
Subsequent Events [Line Items]
Subject to possible redemption shares						427,297